Contingencies	12 Months Ended
Dec. 31, 2018
Contingencies
Contingencies

20. Contingencies

        Various claims, suits and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, environmental claims, agents and insurers and from claims with suppliers relating to the operations of the Group's vessels. Currently, management is not aware of any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.